Events occurring after the reporting period	12 Months Ended
Jun. 30, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events occurring after the reporting period

15. Events occurring after the reporting period

In August 2021, the Group and Hercules amended the terms of the loan and security agreement to extend the interest-only period to January 1, 2022. Presentation at June 30, 2021 has not been changed as a result of this amendment.

There were no other events that have occurred after June 30, 2021 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.